DERIVATIVE FINANCIAL INSTRUMENTS (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Derivative Financial Instruments
Net of tax reclassified	R$ 689,508
Accumulated balance in OCI	16,472
Gains losses on cash flow accounting hedge	0	R$ 0
Gains losses on fair value hedge	0	0
Gains losses on hedge of foreign operations	R$ (10,502)	R$ 3,223